Investments - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Millions	1 Months Ended
Dec. 31, 2015 USD ($)
Settlement of Preexisting Obligation [Member] | Ship-to-Ship Transfer Business (SPT) [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 1.4